Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Basic net income (loss) per share:
Net income (loss) attributable to common stockholders	$ 248,165	$ (82,219)	$ 428,796	$ 95,496	$ 322,548	$ (1,235,170)
Weighted-average common shares outstanding	3,945,924	3,906,506	3,938,618	3,902,008	3,902,008	3,846,518
Basic net income (loss) per share attributable to common stockholders	$ 0.06	$ (0.02)	$ 0.11	$ 0.02	$ 0.08	$ (0.32)
Diluted net income (loss) per share:
Net income (loss) attributable to common stockholders	$ 248,165	$ (82,219)	$ 428,796	$ 95,496	$ 322,548	$ (1,235,170)
Weighted-average common shares outstanding	3,945,924	3,906,506	3,938,618	3,902,008	3,902,008	3,846,518
Incremental shares attributable to warrants and convertible promissory note	1,452		1,024
Total adjusted weighted-average shares	3,947,376	3,906,506	3,939,642	3,902,008	3,902,008	3,846,518
Diluted net income (loss) per share attributable to common stockholders	$ 0.06	$ (0.02)	$ 0.11	$ 0.02	$ 0.08	$ (0.32)